PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 80.3%
Diversified REITs 1.1%
LondonMetric Property PLC (United Kingdom)	252,567	$581,040
Health Care Facilities 1.7%
Chartwell Retirement Residences (Canada)	80,380	887,673
Health Care REITs 10.9%
American Healthcare REIT, Inc.	105,383	2,981,285
Global Medical REIT, Inc.	130,899	1,026,248
National Health Investors, Inc.	26,416	1,799,194
		5,806,727
Hotel & Resort REITs 3.2%
Invincible Investment Corp. (Japan)	1,850	806,698
Ryman Hospitality Properties, Inc.	8,417	882,439
		1,689,137
Industrial REITs 10.6%
CapitaLand Ascendas REIT (Singapore)	470,577	892,142
Frasers Logistics & Commercial Trust (Singapore)	1,738,016	1,127,406
LXP Industrial Trust	78,948	656,847
Prologis, Inc.	9,035	1,077,424
STAG Industrial, Inc.	55,112	1,883,728
		5,637,547
Office REITs 5.5%
Kilroy Realty Corp.	41,097	1,603,605
Piedmont Office Realty Trust, Inc. (Class A Stock)	154,884	1,353,686
		2,957,291
Residential REITs 3.8%
UDR, Inc.	48,322	2,016,960
Retail REITs 24.2%
Brixmor Property Group, Inc.	37,780	984,547
First Capital Real Estate Investment Trust (Canada)	40,789	466,449
Getty Realty Corp.	12,712	394,199
Link REIT (Hong Kong)	164,137	678,176
NNN REIT, Inc.	32,632	1,285,374
Realty Income Corp.	11,323	618,689

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Regency Centers Corp.	31,192	$2,240,833
Scentre Group (Australia)	946,848	2,142,785
Simon Property Group, Inc.	20,788	3,614,202
Supermarket Income REIT PLC (United Kingdom)	508,650	424,285
		12,849,539
Specialized REITs 19.3%
Digital Realty Trust, Inc.	11,286	1,849,324
Equinix, Inc.	3,179	2,904,525
Extra Space Storage, Inc.	10,882	1,675,828
Iron Mountain, Inc.	12,551	1,274,805
National Storage Affiliates Trust	16,207	602,090
VICI Properties, Inc.	65,765	1,957,824
		10,264,396

Total Common Stocks (cost $40,333,183)		42,690,310
Preferred Stocks 19.1%
Diversified REITs 2.5%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	64,275	1,333,064
Hotel & Resort REITs 2.5%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	74,999	1,343,232
Industrial REITs 1.9%
Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 02/20/25(oo)	46,229	997,622
Office REITs 3.8%
Vornado Realty Trust, Series M, 5.250%, Maturing 03/02/25(oo)	116,579	2,043,630
Retail REITs 4.9%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	144,723	2,600,672

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 3.5%
EPR Properties, Series G, 5.750%, Maturing 03/02/25(oo)	70,279	$1,394,335
Public Storage, Series H, 5.600%, Maturing 03/02/25(oo)	19,306	459,483
		1,853,818

Total Preferred Stocks (cost $10,374,983)		10,172,038

Total Long-Term Investments (cost $50,708,166)		52,862,348

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $180,815)(wb)	180,815	180,815

TOTAL INVESTMENTS 99.8% (cost $50,888,981)		53,043,163
Other assets in excess of liabilities 0.2%		128,957

Net Assets 100.0%		$53,172,120

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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